Subsequent events - Additional Information (Detail) - BRL (R$)		12 Months Ended
	Jan. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Payments to acquire entity's shares		R$ 76,361,000	R$ 90,000	R$ 142,440,000
Major business combination | PDCA | Bellver
Disclosure of non-adjusting events after reporting period [line items]
Purchase of new shares	1,313,066
Payments to acquire entity's shares	R$ 230,500
Volume-weighted average trading price, period	30 days